Fair Value Measurements - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Jun. 01, 2016 vessel	Jan. 31, 2014 shares
Tanker Investments Ltd [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares			750,000
Time-charter Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent	55.00%	55.00%
Aframax equivalent vessel | vessel	2	2
Estimated average daily tanker rate | $	$ 18
Warrant [Member] | Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate	47.83%